                                                                CIK: 0001046407

Metropolitan Life Insurance Company
200 Park Avenue
New York, New York 10166

                                          September 8, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

   Re:  Paragon Separate Account D
        File No. 811-08385

Commissioners:

   Semi-annual reports dated June 30, 2009 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of the Paragon Separate Account D of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-annual reports for certain portfolios of DWS Variable Series I are incorporated by reference as filed on Form N-CSRS, CIK No. 00007104797, File No. 811-04257 and DWS Variable Series II, CIK No. 0000810573, File
No. 811-05002.

The Semi-annual reports for certain portfolios of Fidelity Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK
No. 0000356494, File No. 811-03329, Variable Insurance Products Fund II, CIK No. 0000831016, File No. 811-05511, Variable Insurance Products Fund III, CIK No. 0000927384, File No. 811-07205 and Variable Insurance Products Fund V, CIK No. 0000823535, File No. 811-05361.

The Semi-annual reports for certain portfolios of MFS Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000918571, File No. 811-08326.

The Semi-annual reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 00008221071, File No. 811-05346.

The Semi-annual reports for certain portfolios of T. Rowe Price Equity Series Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000918294, File No. 811-07143 and T. Rowe Price Fixed Income Series Inc., CIK
No. 00009204107, File No. 811-07153.

                                          Sincerely,

                                          /s/ Gina C. Sandonato
                                          -------------------------------------
                                          Gina C. Sandonato